MD&A - Risk management and control - Credit Risk	12 Months Ended
Dec. 31, 2017
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory

Audited | Main sources of credit risk

  A substantial portion of our lending exposure arises from our Swiss domestic business, which offers corporate loans and mortgage loans mainly secured against residential properties and income-producing real estate, and therefore depends on the performance of the Swiss economy.
  Within the Investment Bank, our credit exposure mainly arises from lending, derivatives trading and securities financing and is predominantly investment grade. Loan underwriting activity can be lower rated and gives rise to concentrated exposure of a temporary nature.
  Our wealth management businesses predominately conduct securities-based lending and mortgage lending.
  Credit risk within Non-core and Legacy Portfolio relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

  Credit risk arising from transactions with individual counterparties is measured according to our estimates of probability of default, exposure at default and loss given default. Limits are established for individual counterparties and groups of related counterparties covering banking and traded products as well as settlement amounts. Risk control authorities are approved by the Board of Directors and are delegated to the Group Chief Executive Officer, Group Chief Risk Officer and divisional Chief Risk Officers based on risk exposure amounts and internal credit rating.
  Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.
  For the Investment Bank, our monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those that are intended to be held for a short term, pending distribution or risk transfer (temporary exposures).
  We also use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at the Group-wide and business division levels and establish portfolio limits at these levels.
  Credit risk concentrations can arise if clients are engaged in similar activities, are located in the same geographical region or have comparable economic characteristics, for example, if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits and / or operational controls that constrain risk concentrations at portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models in order to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured on the basis of three generally accepted parameters: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and are key inputs for the regulatory capital calculation under the advanced internal ratings-based approach of the Basel III framework governing international convergence of capital. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

Credit risk mitigation	We actively manage the credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process to support credit decisions for the origination or modification of Swiss mortgage loans. The two key factors within this model are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value assigned by UBS to each property is based on the lowest value determined from internally calculated valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Wealth Management Americas mortgage loan portfolio taking into account affordability of the loans and sufficiency of collateral. The maximum LTV within the standard approval process for any type of mortgage is 80%. A stratification of LTVs exists for the various mortgage types, such as residential mortgage or investment property, based on associated risk factors, such as property types, loan size and loan purpose. Maximum LTVs go as low as 45%. Additionally, other credit risk metrics are applied, based upon property and borrower characteristics, such as debt-to-income ratios, FICO credit scores and required client reserves. A risk limit framework is applied to the Wealth Management Americas mortgage portfolio. Limits have been established to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, established to govern the real estate lending activities. Quality assurance and quality control programs are in place to monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by a pledge of marketable securities, guarantees and other forms of collateral. Eligible financial securities primarily include transferable securities (such as bonds and equities), which are liquid and actively traded, and other transferable securities such as approved structured products for which regular prices are available and for which the issuer of the security provides a market. To a lesser degree, less liquid collateral is also financed. We apply discounts (haircuts) to reflect the collateral’s risk and to derive the lending value. Haircuts for marketable securities are calculated to cover the possible change in the market value over a given close-out period and confidence level; the haircut applied will vary depending on the view of the counterparty’s creditworthiness. Less liquid or more volatile collateral will typically attract larger haircuts. For less liquid instruments, such as structured products, some bonds, and products with long redemption periods, the assumed close-out period may be much longer than that for highly liquid instruments, or an assessment is made as to the expected recovery on the asset in the event of the counterparty’s default, resulting in a larger haircut. For cash, life insurance policies, guarantees and letters of credit, haircuts are determined on a product- or client-specific basis. We also consider concentration and correlation risks across collateral posted on a counterparty level as well as at a divisional level across counterparties. Additionally, we perform targeted Group-wide reviews of concentrations. A concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. Counterparty credit risk arising from traded products, which include OTC derivatives, ETD exposures and SFTs originating in the Investment Bank, Non-core and Legacy Portfolio and Corporate Center – Group ALM, is generally managed on a close-out basis. This takes into account the effect of market movements on the exposure and any associated collateral over the potential time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the size of the limit driven by the view of the creditworthiness of the counterparty as determined by Credit Risk Control. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for the close-out and netting of transactions in the event of default subject to applicable law. For most major market participant counterparties, we employ two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in the market value of transactions. Regulations governing the margining of certain uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. In addition, they will result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We utilize single-name CDSs, credit index CDSs, bespoke protection, and other instruments to actively manage credit risk in the Investment Bank and Non-core and Legacy Portfolio. This is aimed at reducing concentrations of risk from specific counterparties, sectors or portfolios and, in the case of counterparty credit risk, the profit or loss impact arising from changes in credit valuation adjustments (CVA). We maintain strict guidelines for taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually recognize credit risk mitigants such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs. Buying credit protection also creates credit exposure against the protection provider. We monitor and limit our exposures to credit protection providers and the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of the credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when deemed necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | For products accounted for on a fair value basis, such as OTC derivatives, credit deterioration is recognized through a credit valuation adjustment (CVA), and these products are therefore not subject to the impairment framework.

We consider a claim held at amortized cost (loans and SFTs) and certain off-balance sheet commitments to be past due when a contractual payment has not been received by its contractual due date, or in case of account overdrafts, i.e., where the credit limit is exceeded. Past due claims are not considered impaired where we otherwise expect to collect all amounts due under the contractual terms of the claims.

A past due claim is considered non-performing when (i) the payment of interest, principal or fees is past due by more than 90 days, or more than 180 days for certain specified retail portfolios. Claims are also classified as non-performing when (ii) the counterparty is subject to bankruptcy, or insolvency proceedings or enforced liquidation have commenced or (iii) obligations have been restructured on preferential terms, such as preferential interest rates, extension of maturity, modifying the schedule of repayments or subordination.

Claims are classified as impaired if, following an individual impairment assessment, an allowance or provision for credit losses is established. Accordingly, both performing and non-performing loans may be classified as impaired.

When a financial asset has become non-performing, individually impaired or otherwise has defaulted, the counterparty is rated as in default according to our UBS internal rating scale.▲

Audited | Under imminent payment default or where default has already occurred, we sometimes restructure claims by providing concessions that we would otherwise not consider and that are outside our normal risk appetite, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt/equity swap and subordination. When a credit restructuring takes place, each case is considered individually and the exposure is classified as defaulted and assessed for impairment. It will remain so, until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk appetite.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk appetite, are not considered to be a credit restructuring. ▲

Audited | Claims are assessed individually for impairment where there are indicators that an impairment may exist. Otherwise, portfolios of claims with similar credit risk characteristics are included in a collective impairment assessment. ▲

Audited | Non-performing status is considered an indicator that a loan may be impaired and therefore non-performing claims are assessed individually for impairment. However, an impairment analysis would be carried out irrespective of non-performing status if other objective evidence indicates that a loan may be impaired. Any event that impacts current and future cash flows may be an indication of impairment and trigger an assessment by the risk officer. Such events may be (i) significant collateral shortfalls due to a fall in lending values (securities and real estate), (ii) increase in loan exposure, (iii) significant financial difficulties of a client and (iv) high probability of the client’s bankruptcy, debt moratorium or financial reorganization.

Individual claims are assessed for impairment based on the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The recoverable amount is determined from all relevant cash flows, and where this is lower than the carrying amount of the claim, the claim is considered impaired.

We have established processes to determine the carrying values of impaired claims in compliance with IFRS requirements. Our credit controls applied to valuation processes and workout agreements are the same for credit products measured at amortized cost and fair value. Our workout strategy and estimation of recoverable amounts are independently approved in accordance with our credit authorities. ▲

Audited | We assess our portfolios of claims carried at amortized cost with similar credit risk characteristics for collective impairment in order to consider if these portfolios contain impaired claims that cannot yet be individually identified. To cover the time lag between the occurrence of an impairment event and its identification based on the policies above, we establish collective loan loss allowances based on the estimated loss for the portfolio over the average period between trigger events and the identification of any individual impairment. These portfolios are not considered impaired loans in the tables shown in this section.

Additionally, for all of our portfolios we assess whether there have been any developments that might result in event-driven impairments that are not immediately observable. These events could be stress situations, such as a natural disaster or a country crisis, or they could result from significant changes in the legal or regulatory environment. To determine whether a collective impairment exists, we regularly use a set of global economic drivers to assess the most vulnerable countries and review the impact of any potential impairment event. ▲

Audited | The recognition of impairment in our financial statements depends on the accounting treatment of the claim. For claims carried at amortized cost, impairment is recognized through the creation of an allowance, or in the case of off-balance sheet items such as financial guarantees and certain loan commitments through a provision, both charged to the income statement as a credit loss expense.

For claims measured at fair value, a deterioration of the credit quality is recognized as a CVA in the income statement in Net trading income. ▲

Audited | The following tables show impaired financial instruments, comprising loans, guarantees and loan commitments, and SFTs. As of 31 December 2017, gross impaired financial instruments stood at CHF 1.3 billion compared with CHF 1.2 billion as of 31 December 2016. After deducting the estimated liquidation proceeds of collateral and specific allowances and provisions, net impaired financial instruments were CHF 0.3 billion compared with CHF 0.4 billion. ▲

Impaired financial instruments by type
CHF million	Gross impairedfinancial instruments		Allowances and provisions		Estimated liquidationproceeds of collateral[1]		Net impairedfinancial instruments
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Loans (including amounts due from banks)	1,076	975	(661)	(599)	(206)	(161)	210	215
Guarantees and loan commitments	199	260	(33)	(54)	(5)	(10)	161	195
Total impaired financial instruments	1,275[2]	1,235	(694)[2]	(653)	(210)	(171)	371	411
1 Does not include oil and gas reserves related to reserve-based lending. 2 Includes CHF 13 million in collective loan loss allowances (31 December 2016: CHF 12 million). Does not include exposures within Other assets of CHF 352 million, with associated allowances of CHF 19 million.

Audited | Collateral held against our impaired loan exposure mainly consisted of real estate and securities. It is our policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2017 and 2016 amounted to CHF 60 million and CHF 51 million, respectively. We seek to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. ▲

Past due but not impaired loans
CHF million	31.12.17	31.12.16
1–10 days	126	54
11–30 days	108	113
31–60 days	126	68
61–90 days	192	10
>90 days	507	641
of which: mortgage loans	336[1]	542[1]
Total	1,059	887
1 Total mortgage loans IFRS carrying value was CHF 153,729 million (31 December 2016: CHF 153,006 million).

UBS AG
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory

Audited | Main sources of credit risk

  A substantial portion of our lending exposure arises from our Swiss domestic business, which offers corporate loans and mortgage loans mainly secured against residential properties and income-producing real estate, and therefore depends on the performance of the Swiss economy.
  Within the Investment Bank, our credit exposure mainly arises from lending, derivatives trading and securities financing and is predominantly investment grade. Loan underwriting activity can be lower rated and gives rise to concentrated exposure of a temporary nature.
  Our wealth management businesses predominately conduct securities-based lending and mortgage lending.
  Credit risk within Non-core and Legacy Portfolio relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

  Credit risk arising from transactions with individual counterparties is measured according to our estimates of probability of default, exposure at default and loss given default. Limits are established for individual counterparties and groups of related counterparties covering banking and traded products as well as settlement amounts. Risk control authorities are approved by the Board of Directors and are delegated to the Group Chief Executive Officer, Group Chief Risk Officer and divisional Chief Risk Officers based on risk exposure amounts and internal credit rating.
  Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.
  For the Investment Bank, our monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those that are intended to be held for a short term, pending distribution or risk transfer (temporary exposures).
  We also use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at the Group-wide and business division levels and establish portfolio limits at these levels.
  Credit risk concentrations can arise if clients are engaged in similar activities, are located in the same geographical region or have comparable economic characteristics, for example, if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits and / or operational controls that constrain risk concentrations at portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models in order to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured on the basis of three generally accepted parameters: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and are key inputs for the regulatory capital calculation under the advanced internal ratings-based approach of the Basel III framework governing international convergence of capital. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

Credit risk mitigation	We actively manage the credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process to support credit decisions for the origination or modification of Swiss mortgage loans. The two key factors within this model are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value assigned by UBS to each property is based on the lowest value determined from internally calculated valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Wealth Management Americas mortgage loan portfolio taking into account affordability of the loans and sufficiency of collateral. The maximum LTV within the standard approval process for any type of mortgage is 80%. A stratification of LTVs exists for the various mortgage types, such as residential mortgage or investment property, based on associated risk factors, such as property types, loan size and loan purpose. Maximum LTVs go as low as 45%. Additionally, other credit risk metrics are applied, based upon property and borrower characteristics, such as debt-to-income ratios, FICO credit scores and required client reserves. A risk limit framework is applied to the Wealth Management Americas mortgage portfolio. Limits have been established to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, established to govern the real estate lending activities. Quality assurance and quality control programs are in place to monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by a pledge of marketable securities, guarantees and other forms of collateral. Eligible financial securities primarily include transferable securities (such as bonds and equities), which are liquid and actively traded, and other transferable securities such as approved structured products for which regular prices are available and for which the issuer of the security provides a market. To a lesser degree, less liquid collateral is also financed. We apply discounts (haircuts) to reflect the collateral’s risk and to derive the lending value. Haircuts for marketable securities are calculated to cover the possible change in the market value over a given close-out period and confidence level; the haircut applied will vary depending on the view of the counterparty’s creditworthiness. Less liquid or more volatile collateral will typically attract larger haircuts. For less liquid instruments, such as structured products, some bonds, and products with long redemption periods, the assumed close-out period may be much longer than that for highly liquid instruments, or an assessment is made as to the expected recovery on the asset in the event of the counterparty’s default, resulting in a larger haircut. For cash, life insurance policies, guarantees and letters of credit, haircuts are determined on a product- or client-specific basis. We also consider concentration and correlation risks across collateral posted on a counterparty level as well as at a divisional level across counterparties. Additionally, we perform targeted Group-wide reviews of concentrations. A concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. Counterparty credit risk arising from traded products, which include OTC derivatives, ETD exposures and SFTs originating in the Investment Bank, Non-core and Legacy Portfolio and Corporate Center – Group ALM, is generally managed on a close-out basis. This takes into account the effect of market movements on the exposure and any associated collateral over the potential time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the size of the limit driven by the view of the creditworthiness of the counterparty as determined by Credit Risk Control. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for the close-out and netting of transactions in the event of default subject to applicable law. For most major market participant counterparties, we employ two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in the market value of transactions. Regulations governing the margining of certain uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. In addition, they will result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We utilize single-name CDSs, credit index CDSs, bespoke protection, and other instruments to actively manage credit risk in the Investment Bank and Non-core and Legacy Portfolio. This is aimed at reducing concentrations of risk from specific counterparties, sectors or portfolios and, in the case of counterparty credit risk, the profit or loss impact arising from changes in credit valuation adjustments (CVA). We maintain strict guidelines for taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually recognize credit risk mitigants such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs. Buying credit protection also creates credit exposure against the protection provider. We monitor and limit our exposures to credit protection providers and the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of the credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when deemed necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | For products accounted for on a fair value basis, such as OTC derivatives, credit deterioration is recognized through a credit valuation adjustment (CVA), and these products are therefore not subject to the impairment framework.

We consider a claim held at amortized cost (loans and SFTs) and certain off-balance sheet commitments to be past due when a contractual payment has not been received by its contractual due date, or in case of account overdrafts, i.e., where the credit limit is exceeded. Past due claims are not considered impaired where we otherwise expect to collect all amounts due under the contractual terms of the claims.

A past due claim is considered non-performing when (i) the payment of interest, principal or fees is past due by more than 90 days, or more than 180 days for certain specified retail portfolios. Claims are also classified as non-performing when (ii) the counterparty is subject to bankruptcy, or insolvency proceedings or enforced liquidation have commenced or (iii) obligations have been restructured on preferential terms, such as preferential interest rates, extension of maturity, modifying the schedule of repayments or subordination.

Claims are classified as impaired if, following an individual impairment assessment, an allowance or provision for credit losses is established. Accordingly, both performing and non-performing loans may be classified as impaired.

When a financial asset has become non-performing, individually impaired or otherwise has defaulted, the counterparty is rated as in default according to our UBS internal rating scale.▲

Audited | Under imminent payment default or where default has already occurred, we sometimes restructure claims by providing concessions that we would otherwise not consider and that are outside our normal risk appetite, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt/equity swap and subordination. When a credit restructuring takes place, each case is considered individually and the exposure is classified as defaulted and assessed for impairment. It will remain so, until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk appetite.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk appetite, are not considered to be a credit restructuring. ▲

Audited | Claims are assessed individually for impairment where there are indicators that an impairment may exist. Otherwise, portfolios of claims with similar credit risk characteristics are included in a collective impairment assessment. ▲

Audited | Non-performing status is considered an indicator that a loan may be impaired and therefore non-performing claims are assessed individually for impairment. However, an impairment analysis would be carried out irrespective of non-performing status if other objective evidence indicates that a loan may be impaired. Any event that impacts current and future cash flows may be an indication of impairment and trigger an assessment by the risk officer. Such events may be (i) significant collateral shortfalls due to a fall in lending values (securities and real estate), (ii) increase in loan exposure, (iii) significant financial difficulties of a client and (iv) high probability of the client’s bankruptcy, debt moratorium or financial reorganization.

Individual claims are assessed for impairment based on the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The recoverable amount is determined from all relevant cash flows, and where this is lower than the carrying amount of the claim, the claim is considered impaired.

We have established processes to determine the carrying values of impaired claims in compliance with IFRS requirements. Our credit controls applied to valuation processes and workout agreements are the same for credit products measured at amortized cost and fair value. Our workout strategy and estimation of recoverable amounts are independently approved in accordance with our credit authorities. ▲

Audited | We assess our portfolios of claims carried at amortized cost with similar credit risk characteristics for collective impairment in order to consider if these portfolios contain impaired claims that cannot yet be individually identified. To cover the time lag between the occurrence of an impairment event and its identification based on the policies above, we establish collective loan loss allowances based on the estimated loss for the portfolio over the average period between trigger events and the identification of any individual impairment. These portfolios are not considered impaired loans in the tables shown in this section.

Additionally, for all of our portfolios we assess whether there have been any developments that might result in event-driven impairments that are not immediately observable. These events could be stress situations, such as a natural disaster or a country crisis, or they could result from significant changes in the legal or regulatory environment. To determine whether a collective impairment exists, we regularly use a set of global economic drivers to assess the most vulnerable countries and review the impact of any potential impairment event. ▲

Audited | The recognition of impairment in our financial statements depends on the accounting treatment of the claim. For claims carried at amortized cost, impairment is recognized through the creation of an allowance, or in the case of off-balance sheet items such as financial guarantees and certain loan commitments through a provision, both charged to the income statement as a credit loss expense.

For claims measured at fair value, a deterioration of the credit quality is recognized as a CVA in the income statement in Net trading income. ▲

Audited | The following tables show impaired financial instruments, comprising loans, guarantees and loan commitments, and SFTs. As of 31 December 2017, gross impaired financial instruments stood at CHF 1.3 billion compared with CHF 1.2 billion as of 31 December 2016. After deducting the estimated liquidation proceeds of collateral and specific allowances and provisions, net impaired financial instruments were CHF 0.3 billion compared with CHF 0.4 billion. ▲

Impaired financial instruments by type
CHF million	Gross impairedfinancial instruments		Allowances and provisions		Estimated liquidationproceeds of collateral[1]		Net impairedfinancial instruments
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Loans (including amounts due from banks)	1,076	975	(661)	(599)	(206)	(161)	210	215
Guarantees and loan commitments	199	260	(33)	(54)	(5)	(10)	161	195
Total impaired financial instruments	1,275[2]	1,235	(694)[2]	(653)	(210)	(171)	371	411
1 Does not include oil and gas reserves related to reserve-based lending. 2 Includes CHF 13 million in collective loan loss allowances (31 December 2016: CHF 12 million). Does not include exposures within Other assets of CHF 352 million, with associated allowances of CHF 19 million.

Audited | Collateral held against our impaired loan exposure mainly consisted of real estate and securities. It is our policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2017 and 2016 amounted to CHF 60 million and CHF 51 million, respectively. We seek to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. ▲

Past due but not impaired loans
CHF million	31.12.17	31.12.16
1–10 days	126	54
11–30 days	108	113
31–60 days	126	68
61–90 days	192	10
>90 days	507	641
of which: mortgage loans	336[1]	542[1]
Total	1,059	887
1 Total mortgage loans IFRS carrying value was CHF 153,729 million (31 December 2016: CHF 153,006 million).